Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from continuing operations	$ (7,722,945)	$ (6,380,903)	$ (12,095,765)	$ (12,760,245)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Amortization of discounts on convertible debentures and loans payable	923,717	924,128
Depreciation and amortization	608,283	614,098	844,457	814,102
Amortization of operating lease right-of-use assets	77,279	74,050	99,244	111,447
Stock-based compensation related to stock options	639,806	1,009,616	1,251,456	1,228,871
Stock-based compensation related to employee stock issuance	40,000
Gain on change in fair value of warrant liabilities	(234,673)		(67,465)
Goodwill impairment charge			2,243,820
Intangible asset impairment charge			438,374
Warrant expense	233,877		484,818
Penalty fee	100,000
Loss on settlement of debt	398,022			260,932
Stock-based compensation related to Series D issuances				5,498,845
Initial derivative expense				1,289,625
Gain on settlement of warrants				(176,735)
Gain on extinguishment of warrant liabilities	(921,422)
Gain on change in fair value of derivative liabilities		(3,140,404)	(3,140,404)	(6,445,531)
Amortization of debt discounts			1,113,589	2,165,236
Stock-based compensation related to third-party vendors		242,200	290,560
Gain on extinguishment of derivatives		(1,692,232)	(1,692,232)
Liquidated damages related to escrow shares		1,222,000	1,222,000
Loss on disposal of subsidiary		1,434,392	1,434,392	(919,873)
Gain on sale of asset			(204,081)
Write-offs of fixed assets			221,510
Changes in operating assets and liabilities:
Accounts receivable	(2,222,599)	(584,072)	278,807	(152,068)
Prepaid expenses and other current assets	(294,778)	501,619	766,828	(540,561)
Accounts payable and accrued liabilities	(866,507)	(183,654)	997,464	2,406,051
Contract liabilities	862,331	448,428	314,735	(222,069)
Operating lease liabilities	(74,028)	(89,984)	(113,791)	(133,258)
Net cash used in operating activities of continuing operations	(8,453,637)	(5,600,718)	(5,311,684)	(7,575,231)
Net cash provided by (used in) operating activities of discontinued operations	2,652,515	(2,216,601)	(2,619,989)	5,459,464
Net cash used in operating activities	(5,801,122)	(7,817,319)	(7,931,673)	(2,115,767)
Cash flows from investing activities:
Cash received from sale of technology services business unit	9,780,307
Purchase of fixed assets	(13,192)	(20,000)	(20,000)	(404,701)
Cash received in connection with disposal of JTM		50,000	50,000	475,000
Cash received in connection with sale of AWS PR assets		160,000	160,000
Net cash provided by investing activities	9,767,115	190,000	190,000	70,299
Cash flows from financing activities:
Proceeds from loans payable to related parties		70,000	220,000
Repayments of loans payable to related parties	(101,601)
Proceeds from loans payable	2,676,047	6,782,350	6,782,350	3,374,965
Repayments of loans payable	(3,821,582)	(5,081,887)	(5,776,195)	(5,383,005)
Proceeds from convertible debentures	431,150	1,100,200	1,635,700	500,000
Repayments of convertible debentures	(1,975,951)			(2,744,015)
Proceeds from factor financing	6,673,090	9,507,007	12,885,071
Repayments of factor financing	(8,034,746)	(8,178,341)	(11,523,415)
Securities Purchase Agreement proceeds		3,500,000	3,500,000
Proceeds from related party advances				380,000
Repayments of related party advances				(380,000)
Proceeds from PIPE investment				6,200,000
Net cash (used in) provided by financing activities of continuing operations	(4,153,593)	7,699,329	7,723,511	1,947,945
Net cash used in financing activities of discontinued operations		(297,508)	(297,508)	301,071
Net cash (used in) provided by financing activities	(4,153,593)	7,401,821	7,426,003	2,249,016
Net decrease in cash	(187,600)	(225,498)	(315,670)	203,548
Cash, beginning of period	333,357	649,027	649,027	445,479
Cash, end of period	140,682	316,580	333,357	649,027
Supplemental disclosures of cash flow information:
Cash paid for interest	1,193,002	1,489,540	1,777,530	1,172,388
Cash paid for income taxes
Non-cash investing and financing activities:
Original issue discounts on loans payable and convertible debentures	58,250	807,450	874,117	1,524,835
Issuance of common stock and warrants upon issuance of debt	56,286		674,378
Common stock issued for conversion of convertible debentures				2,554,448
Issuance of Series D preferred stock				5,498,845
Receivable from JTM disposition				50,000
Issuance of common stock to employee	40,000
Common stock issued for conversion of Series A preferred stock		722,098	722,098
Common stock issued for conversion of Series D preferred stock		2,945,039	2,945,039	516,159
Common stock issued for conversion of Series E preferred stock		235,224	235,224	1,209,159
Right-of-use asset obtained in exchange for lease liability		319,832	319,832
Previously Reported
Cash flows from financing activities:
Cash, beginning of period	$ 328,282	$ 542,078	542,078
Cash, end of period			$ 328,282	$ 542,078